Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Property and Equipment, Net

NOTE 2 - Property and Equipment, net

The Company’s property and equipment at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Equipment	$244,649	$244,649
Furniture and fixtures	15,330	-
Total property and equipment	259,979	244,649
Less: accumulated depreciation on property and equipment	(142,718)	(106,186)
Total property and equipment, net	$117,261	$138,463

The Company recorded depreciation expense related to its tangible property and equipment in the amount of $36,532 and $49,556 for the years ended December 31, 2017 and 2016, respectively.